JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 26, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)

File Nos. 811-21295 and 333-103022

on behalf of the Security Capital U.S. Core Real Estate Securities Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 152 (Amendment No. 153 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for the Fund under the Trust. Security Capital U.S. Core Real Estate Securities Fund seeks a risk-adjusted total return over the long term by investing primarily in real estate securities.

If you have any questions or comments, please call me at (212) 648-2085.

Very truly yours,

/s/John Fitzgerald

John Fitzgerald

Assistant Secretary